Right-of-use assets, Right-of-Use Assets (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets [Abstract]
Balance at the beginning	$ 7,323	$ 6,806
Additions	2,166	2,346
Acquisitions of businesses	1,687
Reclassifications		(336)
Depreciation charge	(2,332)	(1,457)	$ (861)
Exchange differences	528	(36)
Balance at the end	9,372	7,323	6,806
Net book amount	9,372	7,323
Cost [Member]
Right-of-use assets [Abstract]
Net book amount	15,535	11,154
Accumulated Depreciation [Member]
Right-of-use assets [Abstract]
Net book amount	(6,163)	(3,831)
Properties [Member]
Right-of-use assets [Abstract]
Balance at the beginning	6,134	6,327
Additions	0	1,188
Acquisitions of businesses	1,687
Reclassifications		(336)
Depreciation charge	(1,704)	(1,006)	(640)
Exchange differences	423	(39)
Balance at the end	6,540	6,134	6,327
Net book amount	6,540	6,134
Properties [Member] | Cost [Member]
Right-of-use assets [Abstract]
Net book amount	11,069	8,959
Properties [Member] | Accumulated Depreciation [Member]
Right-of-use assets [Abstract]
Net book amount	(4,529)	(2,825)
Motor Vehicles [Member]
Right-of-use assets [Abstract]
Balance at the beginning	1,189	479
Additions	2,166	1,158
Acquisitions of businesses	0
Reclassifications		0
Depreciation charge	(628)	(451)	(221)
Exchange differences	105	3
Balance at the end	2,832	1,189	$ 479
Net book amount	2,832	1,189
Motor Vehicles [Member] | Cost [Member]
Right-of-use assets [Abstract]
Net book amount	4,466	2,195
Motor Vehicles [Member] | Accumulated Depreciation [Member]
Right-of-use assets [Abstract]
Net book amount	$ (1,634)	$ (1,006)